UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21142

Investment Company Act File Number

Eaton Vance Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 160.3%

Security	Principal Amount (000’s omitted)	Value
Education — 15.3%
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/38(1)	$9,750	$10,900,500
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	14,700	16,602,768
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	3,985	4,352,298
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35(1)	15,000	16,935,300
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,810	7,333,150
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	10,435,304
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,176,920
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	8,790	10,013,304
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	17,129,268
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	13,500	15,046,290
University of California, 5.25%, 5/15/39	3,730	4,204,158
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	720	829,130
University of Colorado, (University Enterprise Revenue), 5.25%, 6/1/36(1)	10,000	11,223,300
University of Massachusetts Building Authority, 5.00%, 11/1/39(1)	14,175	15,723,335

		$142,905,025

Electric Utilities — 4.3%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,320	$2,601,973
JEA St. Johns River Power Park System, FL, 4.00%, 10/1/32(1)	10,000	10,130,800
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	10,000	10,988,500
South Carolina Public Service Authority, 5.50%, 1/1/38	6,545	7,337,468
Unified Government of Wyandotte County/Kansas City, KS, Board of Public Utilities, 5.00%, 9/1/36	3,425	3,723,523
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	4,500	5,142,600

		$39,924,864

Escrowed/Prerefunded — 0.7%
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	$565	$647,360
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	450	531,180
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	5,000	5,629,350

		$6,807,890

General Obligations — 14.5%
California, 5.00%, 12/1/30	$7,390	$8,500,126
California, 5.00%, 10/1/33	18,815	21,491,622
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	8,320	8,507,283
Clark County, NV, 5.00%, 7/1/33	4,500	5,039,685
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	3,000	3,577,260

Security	Principal Amount (000’s omitted)	Value
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(1)	$2,000	$2,214,020
Mississippi, 5.00%, 10/1/30(1)	10,000	11,388,800
Mississippi, 5.00%, 10/1/36(1)	12,075	13,547,305
New York, NY, 5.00%, 10/1/32	10,000	11,266,700
Oregon, 5.00%, 8/1/35(1)	6,750	7,534,282
Oregon, 5.00%, 8/1/36	2,000	2,227,660
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	8,673,075
Washington, 4.00%, 7/1/28(1)	10,000	10,620,900
Washington, 5.00%, 2/1/35	15	16,965
Washington, 5.00%, 2/1/35(1)	18,250	20,640,202

		$135,245,885

Hospital — 8.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,115,650
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	1,961,850
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	11,570	12,773,164
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	2,790	3,171,337
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,190	7,614,354
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	5,040	1,577,570
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	10,000	2,654,600
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	5,355	5,569,361
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	4,385	4,901,992
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	10,950	12,194,030
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), 5.25%, 8/15/40	5,655	6,280,613
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	8,414,552
Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41(1)	11,500	12,553,055

		$80,782,128

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$4,245	$4,298,827

		$4,298,827

Insured-Education — 3.0%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$15,900	$19,654,149
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	7,865	8,333,282

		$27,987,431

Insured-Electric Utilities — 3.3%
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	$4,905	$5,526,611
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	13,895	14,015,469
Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	2,735	3,003,003
South Carolina Public Service Authority, (BHAC), 5.50%, 1/1/38	7,215	8,088,592

		$30,633,675

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 4.8%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$5,000	$5,798,800
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	3,185	3,606,662
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	1,985	2,247,794
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	3,170	3,614,941
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), Prerefunded to 11/16/15, 5.00%, 11/15/35	3,795	3,862,247
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	13,145	11,332,304
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,875	2,154,563
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	625	716,106
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/20	5,570	5,081,734
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	5,795	6,880,346

		$45,295,497

Insured-General Obligations — 9.0%
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39	$35	$36,325
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39(1)	13,600	14,115,032
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	3,750	4,648,688
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	9,398,652
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 2.75%, 8/15/39	9,530	8,588,722
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	16,605	13,348,760
King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(1)	7,000	7,525,840
Palm Springs, CA, Unified School District, (AGC), 5.00%, 8/1/32	8,955	10,018,585
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	10,950	11,793,041
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	4,275	4,291,715

		$83,765,360

Insured-Hospital — 12.5%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,250	$8,784,765
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	11,000	11,687,830
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	11,500	12,121,345
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	15,000	15,949,200
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,500	2,651,025
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,969,059
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,675	1,792,116
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(1)	19,150	19,294,391
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	3,040	3,216,046
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,115	14,462,698
Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,700	9,619,764
Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,605	13,949,694

		$116,497,933

Security	Principal Amount (000’s omitted)	Value
Insured-Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$9,000	$10,121,670

		$10,121,670

Insured-Lease Revenue/Certificates of Participation — 4.4%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,035	$1,162,305
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	24,000	26,279,280
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	13,000	14,084,460

		$41,526,045

Insured-Other Revenue — 1.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$16,795	$6,788,035
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	7,987,748

		$14,775,783

Insured-Solid Waste — 0.5%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$2,760	$3,150,706
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	1,575	1,784,128

		$4,934,834

Insured-Special Tax Revenue — 6.3%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$15,975	$15,062,827
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	12,593,660
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	15,459,900
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	28,945	3,787,743
Utah Transportation Authority, Sales Tax Revenue, (AGM), Prerefunded to 6/15/18, 4.75%, 6/15/32(1)	10,800	11,974,932

		$58,879,062

Insured-Student Loan — 0.7%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$5,595	$6,161,494

		$6,161,494

Insured-Transportation — 20.6%
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$21,640	$22,913,080
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	2,500	2,801,575
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,000	1,112,870
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	1,800	2,011,050
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,570	1,750,770
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,015	1,137,003
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,287,425
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	8,996,676
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	8,707,026
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	7,713,000
Harris County, TX, Toll Road, Senior Lien, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,800	8,381,334
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	7,097,167
Maryland Transportation Authority, (AGM), 5.00%, 7/1/35(1)	20,995	22,979,437
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36(1)	14,000	15,323,280
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	1,785	2,017,407
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	11,700	12,927,681
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,015	1,128,771
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	1,160	1,292,704

Security	Principal Amount (000’s omitted)	Value
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48(1)	$20,000	$22,018,000
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/26(1)	10,000	10,865,800
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	999,947
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	1,147,809
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	555,690
San Joaquin Hills Transportation Corridor Agency, CA, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	17,698,271
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/20	10,275	9,140,537

		$192,004,310

Insured-Water and Sewer — 14.9%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$2,060	$2,219,423
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	13,670	10,471,083
DeKalb County, GA, Water and Sewer, (AGM), 5.25%, 10/1/32(1)	10,000	11,799,400
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	2,505	2,513,116
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	8,500	9,291,180
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33(1)	27,570	29,887,809
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	6,925,554
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,333,584
Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	9,095	9,136,110
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	2,615	2,860,705
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	2,240	2,441,533
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	2,730	2,958,310
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	2,240	2,416,736
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	9,500	10,678,950
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	3,535	3,633,344
Seattle, WA, Drain and Wastewater Revenue, (AGM), 5.00%, 6/1/38(1)	27,670	30,190,168

		$138,757,005

Lease Revenue/Certificates of Participation — 3.5%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$1,980	$2,245,439
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26	10	11,915
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	16,000	19,064,960
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/30(1)	10,000	11,448,200

		$32,770,514

Other Revenue — 2.6%
New York, NY, Transitional Finance Authority, Building Aid Revenue, 5.00%, 7/15/36(1)	$10,750	$11,939,918
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	9,200	10,547,432
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,700	1,835,966

		$24,323,316

Senior Living/Life Care — 0.1%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,175	$1,299,985

		$1,299,985

Special Tax Revenue — 8.4%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	$20,000	$22,483,600
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	2,895	3,298,129
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	1,535	1,743,422
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	11,381,300

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	$3,285	$3,715,893
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	12,040	13,540,184
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	22,304,400

		$78,466,928

Transportation — 11.1%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$3,205	$3,689,852
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	4,950	5,687,104
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	8,275	9,111,189
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,812,801
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	4,380	5,010,545
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	4,640	5,247,005
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	4,735	5,205,280
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,825	11,565,213
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	4,615	5,104,052
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	10,834,400
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	2,915	3,214,575
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	2,590	2,839,184
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	5,000	5,407,600
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	14,360	16,288,261
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,526,200
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/33	5,000	5,455,400

		$103,998,661

Water and Sewer — 7.9%
California Department of Water Resources, (Central Valley Project), 5.25%, 12/1/35(1)	$10,000	$11,767,900
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/35	2,735	3,027,235
Chicago, IL, Water Revenue, 5.00%, 11/1/42	5,000	5,145,000
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,070	1,131,439
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,965	2,082,939
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,910	3,047,061
Honolulu, HI, City and County Wastewater System, 5.25%, 7/1/36(1)	9,750	10,958,318
King County, WA, Sewer Revenue, 5.00%, 1/1/34(1)	10,000	11,114,700
Marco Island, FL, Utility System, 5.00%, 10/1/34	1,445	1,629,324
Marco Island, FL, Utility System, 5.00%, 10/1/40	6,325	7,061,293
New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/31	10,000	11,244,100
Portland, OR, Water System, 5.00%, 5/1/36	5,385	5,975,735

		$74,185,044

Total Tax-Exempt Investments — 160.3% (identified cost $1,377,017,735)		$1,496,349,166

Other Assets, Less Liabilities — (60.3)%	$(562,990,700)

Net Assets — 100.0%	$933,358,466

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	12.2%
Texas	11.3%
Others, representing less than 10% individually	76.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 51.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 22.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at June 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/15	229 U.S. Long Treasury Bond	Short	$(35,424,796)	$(34,543,219)	$881,577

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $881,577.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$784,563,773

Gross unrealized appreciation	$126,294,743
Gross unrealized depreciation	(3,964,350)

Net unrealized appreciation	$122,330,393

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$1,496,349,166	$—	$1,496,349,166
Total Investments	$—	$1,496,349,166	$—	$1,496,349,166
Futures Contracts	$881,577	$—	$—	$881,577
Total	$881,577	$1,496,349,166	$—	$1,497,230,743

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2015 is not presented. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2015